Financial Instruments and Fair Value (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments and Fair Value
Cash and cash equivalents, at carrying value	$ 43.2	$ 46.8	$ 46.5